Portfolio of Investments
Columbia Short Duration Municipal Bond Fund (formerly Columbia Short Term Municipal Bond Fund), July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Fixed Income Funds 0.7%
	Shares	Value ($)
Municipal 0.7%
Nuveen AMT-Free Quality Municipal Income Fund, Preferred Shares	5,000,000	5,000,000
Total Fixed Income Funds (Cost $5,000,000)		5,000,000

Municipal Bonds 89.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 3.0%
Black Belt Energy Gas District
Refunding Revenue Bonds
Series 2022D1 (Mandatory Put 06/01/27)
07/01/2052	4.000%	3,000,000	3,119,010
Revenue Bonds
Project No. 4
Series 2019A-1
06/01/2023	4.000%	1,000,000	1,011,823
Series 2019A-1 (Mandatory Put 12/01/25)
12/01/2049	4.000%	2,000,000	2,052,709
Project No. 7
Series 2021
12/01/2024	4.000%	2,570,000	2,623,508
Series 2018A (Mandatory Put 12/01/23)
12/01/2048	4.000%	4,970,000	5,069,462
Black Belt Energy Gas District(a)
Revenue Bonds
Series 2018B-1 (Mandatory Put 12/01/23)
0.7 x 1-month USD LIBOR + 0.900% 12/01/2048	2.047%	1,000,000	988,931
Series 2018B-2 (Mandatory Put 12/01/23)
Muni Swap Index Yield + 0.620% 12/01/2048	1.950%	5,000,000	4,969,334
Industrial Development Board of the City of Mobile
Senior Revenue Bonds
Alabama Power Co. - Barry Plant Project
Series 2020 (Mandatory Put 06/26/25)
06/01/2034	1.000%	1,150,000	1,108,932
Lower Alabama Gas District (The)
Revenue Bonds
Gas Project
Series 2020 (Mandatory Put 12/01/25)
12/01/2050	4.000%	600,000	613,065
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southeast Energy Authority A Cooperative District
Revenue Bonds
Project #2
Series 2021B
06/01/2026	4.000%	1,265,000	1,315,596
Total			22,872,370
Alaska 0.5%
Alaska Industrial Development & Export Authority
Refunding Revenue Bonds
Greater Fairbanks Community Hospital Foundation Project
Series 2019
04/01/2023	5.000%	1,870,000	1,910,780
04/01/2024	5.000%	1,800,000	1,885,824
Total			3,796,604
Arizona 1.1%
Arizona Industrial Development Authority
Revenue Bonds
Lincoln South Beltway Project
Series 2020
02/01/2023	5.000%	1,250,000	1,270,085
05/01/2023	5.000%	1,000,000	1,023,740
Chandler Industrial Development Authority(b)
Revenue Bonds
Intel Corp.
Series 2019 (Mandatory Put 06/03/24)
06/01/2049	5.000%	1,450,000	1,518,593
City of Phoenix Civic Improvement Corp.(b)
Revenue Bonds
Junior Lien - Airport
Series 2019B
07/01/2026	5.000%	990,000	1,083,889
Coconino County Pollution Control Corp.(b)
Refunding Revenue Bonds
Nevada Power Co.
Series 2020 (Mandatory Put 03/31/23)
09/01/2032	1.875%	1,500,000	1,495,810
Maricopa County Industrial Development Authority(a)
Refunding Revenue Bonds
Banner Health Obligation
Series 2019 (Mandatory Put 10/18/24)
Muni Swap Index Yield + 0.570% 01/01/2035	1.900%	1,375,000	1,366,623
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Palo Verde Project
Series 2021 (Mandatory Put 10/01/26)
06/01/2043	0.875%	1,000,000	901,739
Total			8,660,479
Columbia Short Duration Municipal Bond Fund | First Quarter Report 2022	1

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund (formerly Columbia Short Term Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 3.1%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvements Project
Series 2019
09/01/2028	5.000%	1,000,000	1,097,624
Bay Area Toll Authority(a)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2012 (Mandatory Put 04/01/24)
Muni Swap Index Yield + 1.100% 04/01/2045	2.430%	500,000	502,884
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2021 (Mandatory Put 12/01/27)
10/01/2052	4.000%	1,000,000	1,034,514
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2023	4.000%	400,000	407,011
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Hospital
Series 2017
10/15/2022	5.000%	300,000	301,842
Series 2021
10/15/2024	4.000%	380,000	390,595
10/15/2025	4.000%	400,000	414,227
10/15/2026	4.000%	415,000	431,772
California Public Finance Authority(c)
Revenue Bonds
Enso Village Project - TEMPS 50
Series 2021
11/15/2027	2.125%	3,000,000	2,841,431
City of Los Angeles Department of Airports(b)
Refunding Revenue Bonds
Los Angeles International Airport
Subordinated Series 2022
05/15/2025	5.000%	1,930,000	2,076,793
City of Vernon Electric System
Refunding Revenue Bonds
Series 2022A
08/01/2025	5.000%	500,000	532,949
08/01/2026	5.000%	600,000	650,560
Corona-Norco Unified School District(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2002D (AGM)
09/01/2027	0.000%	2,000,000	1,759,182
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Sacramento Airport System(b)
Refunding Revenue Bonds
Series 2018C
07/01/2029	5.000%	1,585,000	1,776,219
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2022	5.000%	375,000	377,654
Pittsburg Successor Agency Redevelopment Agency(d)
Tax Allocation Bonds
Los Medanos Community Development Project
Series 1999 (AMBAC)
08/01/2024	0.000%	2,000,000	1,917,108
Port of Oakland(b)
Refunding Revenue Bonds
Intermediate Lien
Junior Subordinated Series 2021
05/01/2026	5.000%	4,125,000	4,520,450
Sacramento Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Subordinated Series 2015A (BAM)
12/01/2022	5.000%	385,000	389,283
San Francisco City & County Airport Commission - San Francisco International Airport(b)
Refunding Revenue Bonds
Series 2019
01/01/2026	5.000%	1,500,000	1,626,426
Total			23,048,524
Colorado 2.3%
City & County of Denver Airport System(b)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	1,925,000	2,126,536
System
Subordinated Series 2018A
12/01/2026	5.000%	1,500,000	1,655,210
Revenue Bonds
Series 2022A
11/15/2028	5.000%	5,000,000	5,667,528
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019B (Mandatory Put 08/01/26)
08/01/2049	5.000%	2,000,000	2,149,913
CommonSpirit Health Services
Series 2019B (Mandatory Put 08/01/25)
08/01/2049	5.000%	1,000,000	1,058,447
Revenue Bonds
Aberdeen Ridge
Series 2021B
05/15/2028	2.125%	1,750,000	1,671,883

2	Columbia Short Duration Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund (formerly Columbia Short Term Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
E-470 Public Highway Authority(a)
Refunding Revenue Bonds
Series 2021B (Mandatory Put 09/01/24)
0.7 x SOFR + 0.350% 09/01/2039	1.878%	1,000,000	991,866
University of Colorado
Refunding Revenue Bonds
University Enterprise
Series 2021 (Mandatory Put 10/15/25)
06/01/2051	2.000%	1,750,000	1,731,747
Total			17,053,130
Connecticut 0.2%
City of New Haven
Unlimited General Obligation Bonds
Series 2019A (AGM)
08/01/2024	5.000%	1,000,000	1,059,648
Connecticut Housing Finance Authority(b)
Refunding Revenue Bonds
Housing Mortgage Finance Program
Series 2021
05/15/2023	0.350%	350,000	346,457
11/15/2023	0.400%	300,000	294,832
Total			1,700,937
District of Columbia 2.2%
District of Columbia
Revenue Bonds
Federal Highway Grant Anticipation
Series 2011
12/01/2023	5.250%	1,750,000	1,755,000
Metropolitan Washington Airports Authority Aviation(b)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2024	5.000%	1,000,000	1,060,934
Series 2014A
10/01/2024	5.000%	5,865,000	6,222,378
10/01/2025	5.000%	1,725,000	1,827,338
Series 2018A
10/01/2027	5.000%	2,385,000	2,674,049
Series 2020A
10/01/2025	5.000%	3,000,000	3,255,577
Total			16,795,276
Florida 3.6%
City of Jacksonville
Refunding Revenue Bonds
Series 2022A
10/01/2025	5.000%	700,000	767,737
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Pompano Beach
Revenue Bonds
John Knox Village Project
Series 2021
01/01/2027	1.450%	2,000,000	1,825,168
City of Port St. Lucie
Special Assessment Refunding Revenue Bonds
Series 2016
07/01/2026	2.250%	1,750,000	1,760,204
County of Lee Airport(b)
Refunding Revenue Bonds
Series 2021A
10/01/2025	5.000%	1,850,000	1,994,654
10/01/2028	5.000%	2,035,000	2,288,438
County of Lee Solid Waste System(b)
Refunding Revenue Bonds
Series 2016 (NPFGC)
10/01/2022	5.000%	3,100,000	3,114,462
Florida Development Finance Corp.(c)
Revenue Bonds
Mayflower Retirement Community Center - TEMPS 50
Series 2021
06/01/2026	1.750%	1,020,000	946,782
Greater Orlando Aviation Authority(b)
Refunding Revenue Bonds
Subordinated Series 2016A
10/01/2027	5.000%	1,000,000	1,119,136
Revenue Bonds
Series 2019A
10/01/2025	5.000%	2,000,000	2,167,193
Hillsborough County Aviation Authority(b)
Prerefunded 10/01/24 Revenue Bonds
Tampa International Airport
Subordinated Series 2015B
10/01/2040	5.000%	3,000,000	3,165,809
Revenue Bonds
Tampa International Airport
Series 2022S
10/01/2026	5.000%	3,250,000	3,588,659
Jacksonville Port Authority(b)
Prerefunded 11/01/22 Revenue Bonds
Series 2012
11/01/2038	5.000%	1,545,000	1,557,213
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2025	3.750%	2,000,000	1,899,410

Columbia Short Duration Municipal Bond Fund | First Quarter Report 2022	3

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund (formerly Columbia Short Term Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Vicar’s Landing Project
Series 2021
12/15/2024	4.000%	145,000	144,476
12/15/2025	4.000%	180,000	177,982
12/15/2026	4.000%	185,000	181,360
Village Community Development District No. 13
Special Assessment Bonds
Series 2021
05/01/2026	1.800%	500,000	462,720
Total			27,161,403
Georgia 3.1%
Bartow County Development Authority(e)
Revenue Bonds
Georgia Power Co. Plant
Series 2019 (Mandatory Put 08/19/22)
08/01/2043	1.550%	500,000	499,765
Burke County Development Authority
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 05/25/23)
10/01/2032	2.250%	1,000,000	996,655
City of Atlanta Department of Aviation(b)
Refunding Revenue Bonds
Series 2021C
07/01/2025	5.000%	1,000,000	1,079,171
Development Authority of Burke County (The)
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 03/12/24)
11/01/2048	2.925%	1,250,000	1,251,997
Georgia State Road & Tollway Authority(c),(d)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014 Escrowed to Maturity
06/01/2024	0.000%	530,000	503,872
Main Street Natural Gas, Inc.(c)
Revenue Bonds
Gas Supply
Series 2022C (Mandatory Put 11/01/27)
08/01/2052	4.000%	3,000,000	2,974,903
Main Street Natural Gas, Inc.(a)
Revenue Bonds
Series 2018B (Mandatory Put 09/01/23)
0.7 x 1-month USD LIBOR + 0.750% 04/01/2048	1.897%	1,500,000	1,488,461
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019A
05/15/2024	5.000%	1,250,000	1,296,333
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019B (Mandatory Put 12/02/24)
08/01/2049	4.000%	3,925,000	4,085,654
Series 2019C
09/01/2024	5.000%	1,500,000	1,560,744
Series 2019C (Mandatory Put 09/01/26)
03/01/2050	4.000%	4,500,000	4,599,723
Series 2021C
12/01/2027	4.000%	1,225,000	1,263,555
Series 2021C (Mandatory Put 12/01/2028)
05/01/2052	4.000%	2,115,000	2,157,850
Total			23,758,683
Guam 0.4%
Guam Power Authority(f)
Refunding Revenue Bonds
Series 2022A
10/01/2025	5.000%	2,375,000	2,549,443
Territory of Guam(f)
Refunding Revenue Bonds
Section 30
Series 2016A
12/01/2022	5.000%	500,000	504,892
Total			3,054,335
Idaho 0.1%
Idaho Housing & Finance Association
Revenue Bonds
Sunset Landing Apartment Project
Series 2021
07/01/2024	0.700%	820,000	800,376
Illinois 11.2%
Chicago Board of Education
Refunding Unlimited General Obligation Bonds
Series 2017F
12/01/2024	5.000%	1,000,000	1,040,619
Unlimited General Obligation Refunding Bonds
Series 2021B
12/01/2022	5.000%	400,000	403,215
Chicago Housing Authority
Revenue Bonds
Series 2018A (HUD)
01/01/2023	5.000%	1,000,000	1,011,482
Chicago Midway International Airport(b)
Refunding Revenue Bonds
Junior 2nd Lien
Series 2014A
01/01/2027	5.000%	2,885,000	2,985,772
01/01/2030	5.000%	2,845,000	2,932,011
Series 2016A
01/01/2024	5.000%	2,000,000	2,077,891

4	Columbia Short Duration Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund (formerly Columbia Short Term Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago O’Hare International Airport(b)
Refunding Revenue Bonds
Series 2015A
01/01/2028	5.000%	2,515,000	2,654,536
Chicago Park District
Refunding Limited General Obligation Bonds
Limited Tax
Series 2014C
01/01/2026	5.000%	1,865,000	1,931,115
City of Chicago
Refunding Unlimited General Obligation Bonds
Series 2015
01/01/2024	5.000%	2,090,000	2,155,829
Unlimited General Obligation Refunding Bonds
Series 2020A
01/01/2024	5.000%	340,000	350,709
Series 2021A
01/01/2029	5.000%	2,000,000	2,175,748
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2008
01/01/2024	5.000%	2,200,000	2,286,306
City of Chicago Waterworks
Refunding Revenue Bonds
Series 2016
11/01/2022	5.000%	3,220,000	3,243,757
Cook County Community College District No. 535 Oakton
Prerefunded 12/01/24 Limited General Obligation Bonds
Limited Tax
Series 2014
12/01/2027	4.000%	200,000	209,966
Cook County School District No. 99 Cicero
Unlimited General Obligation Refunding Bonds
Series 2019
12/01/2023	5.000%	575,000	597,016
County of Cook Sales Tax
Revenue Bonds
Series 2012
11/15/2024	5.000%	810,000	817,322
Illinois Development Finance Authority(d)
Revenue Bonds
Regency Park
Series 1991 Escrowed to Maturity
07/15/2025	0.000%	2,010,000	1,888,089
Zero Regency Park
Series 1991 Escrowed to Maturity
07/15/2023	0.000%	2,395,000	2,356,415
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Finance Authority
Improvement Refunding Bonds
Chicago International
Series 2017
12/01/2022	5.000%	290,000	292,344
Refunding Revenue Bonds
American Water Capital Corp. Project
Series 2020 (Mandatory Put 09/01/23)
05/01/2040	0.700%	2,000,000	1,965,541
Lifespace Communities
Series 2015
05/15/2023	5.000%	250,000	253,239
05/15/2024	5.000%	450,000	461,880
Illinois Finance Authority(e)
Refunding Revenue Bonds
OSF Healthcare System
Series 2020 (Mandatory Put 11/15/24)
05/15/2050	5.000%	4,250,000	4,455,324
Illinois Finance Authority(a)
Refunding Revenue Bonds
Presbyterian Homes
Series 2021 (Mandatory Put 05/01/26)
Muni Swap Index Yield + 0.700% 05/01/2042	2.029%	1,250,000	1,206,595
Illinois Housing Development Authority
Revenue Bonds
Senior
Series 2016A
10/01/2031	3.125%	1,210,000	1,212,738
Series 2021C (FHA)
07/01/2026	0.800%	1,000,000	947,993
Kane Cook & DuPage Counties School District No. U-46 Elgin(d)
Unrefunded Unlimited General Obligation Bonds
Series 2003B (AMBAC)
01/01/2023	0.000%	2,000,000	1,984,384
Kendall Kane & Will Counties Community Unit School District No. 308
Unlimited General Obligation Refunding Bonds
Series 2011A
02/01/2023	5.500%	2,000,000	2,038,000
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
06/15/2024	3.000%	2,250,000	2,250,666
06/15/2025	3.000%	2,000,000	1,995,049
Northern Illinois University
Refunding Revenue Bonds
Northern University of Illinois
Series 2020B (BAM)
04/01/2025	5.000%	400,000	427,725

Columbia Short Duration Municipal Bond Fund | First Quarter Report 2022	5

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund (formerly Columbia Short Term Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Board of Trustees
Series 2021 (BAM)
10/01/2025	5.000%	310,000	335,027
10/01/2026	5.000%	250,000	275,112
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2017
06/01/2023	5.000%	2,415,000	2,477,374
06/01/2024	5.000%	3,000,000	3,156,479
State of Illinois
Unlimited General Obligation Bonds
Senior
Series 2014
05/01/2026	5.000%	2,000,000	2,084,273
05/01/2027	5.000%	1,500,000	1,558,499
Series 2017D
11/01/2022	5.000%	2,000,000	2,016,178
11/01/2028	5.000%	4,775,000	5,224,613
Series 2020B
10/01/2026	5.000%	1,000,000	1,090,182
Series 2020C
05/01/2023	5.375%	250,000	256,490
Series 2020D
10/01/2024	5.000%	2,000,000	2,115,976
Series 2021A
03/01/2024	5.000%	1,250,000	1,306,971
03/01/2025	5.000%	500,000	532,861
03/01/2028	5.000%	2,500,000	2,758,088
Series 2021B
03/01/2023	5.000%	2,500,000	2,546,968
Unlimited General Obligation Refunding Bonds
Series 2018A
10/01/2023	5.000%	2,300,000	2,380,164
Series 2021C
03/01/2024	4.000%	1,000,000	1,030,106
Series 2022B
03/01/2025	5.000%	2,400,000	2,557,730
Village of Bolingbrook
Refunding Special Tax Bonds
Series 2018 (AGM)
03/01/2023	4.000%	510,000	516,995
Total			84,829,362
Indiana 1.2%
City of Whiting(b)
Refunding Revenue Bonds
BP Products North America
Series 2019 (Mandatory Put 06/05/26)
12/01/2044	5.000%	1,000,000	1,083,741
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Whiting(b),(e)
Revenue Bonds
BP Products North America, Inc. Project
Series 2017 (Mandatory Put 11/01/24)
11/01/2047	5.000%	5,000,000	5,266,827
Indiana Finance Authority
Refunding Revenue Bonds
Indianapolis Power & Light Co. Project
Series 2021
08/01/2025	0.650%	1,500,000	1,406,887
Indianapolis Local Public Improvement Bond Bank(b)
Refunding Revenue Bonds
Indianapolis Airport
Series 2019
01/01/2026	5.000%	1,050,000	1,138,498
Total			8,895,953
Iowa 0.5%
City of Waverly
Revenue Bonds
Waverly Health Center Project
BAN Series 2019
12/31/2022	2.500%	500,000	499,003
Iowa Student Loan Liquidity Corp.(b)
Refunding Revenue Bonds
Series 2019B
12/01/2022	5.000%	400,000	404,101
12/01/2023	5.000%	580,000	602,129
Revenue Bonds
Series 2015A
12/01/2022	5.000%	2,000,000	2,020,840
Total			3,526,073
Kentucky 2.6%
City of Henderson(b),(c)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2032	3.700%	1,000,000	1,002,917
County of Owen
Refunding Revenue Bonds
Kentucky-American Water Co. Project
Series 2020 (Mandatory Put 09/01/23)
06/01/2040	0.700%	1,250,000	1,228,463
Kenton County School District Finance Corp.
Refunding Revenue Bonds
Series 2015B
10/01/2025	3.000%	1,995,000	2,041,644

6	Columbia Short Duration Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund (formerly Columbia Short Term Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky Asset Liability Commission
Revenue Bonds
Project Notes - Federal Highway Trust Fund
Series 2015
09/01/2023	5.000%	500,000	517,566
Kentucky Interlocal School Transportation Association
Refunding Certificate of Participation
Series 2021
03/01/2025	1.250%	1,485,000	1,432,367
03/01/2026	1.250%	1,210,000	1,147,739
Kentucky Public Energy Authority
Revenue Bonds
Series 2018A (Mandatory Put 04/01/24)
04/01/2048	4.000%	2,780,000	2,834,410
Series 2018B
07/01/2023	4.000%	750,000	759,599
Series 2019A-1 (Mandatory Put 06/01/25)
12/01/2049	4.000%	5,000,000	5,141,543
Series 2020A (Mandatory Put 06/01/26)
12/01/2050	4.000%	1,355,000	1,385,729
Kentucky Public Energy Authority(a)
Revenue Bonds
Series 2019A-2 (Mandatory Put 06/01/25)
0.7 x 1-month USD LIBOR + 1.120% 12/01/2049	2.267%	1,000,000	967,643
Louisville/Jefferson County Metropolitan Government
Unrefunded Revenue Bonds
Norton Healthcare, Inc.
Series 2020 (Mandatory Put 10/01/23)
10/01/2047	5.000%	1,125,000	1,163,021
Total			19,622,641
Louisiana 0.9%
Lake Charles Harbor & Terminal District(b),(e)
Revenue Bonds
Big Lake Fuels LLC Project
Series 2021 (Mandatory Put 12/01/24)
12/01/2051	1.000%	5,000,000	4,752,097
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Entergy Louisiana LLC Project
Series 2021
06/01/2030	2.000%	1,250,000	1,118,235
Louisiana Offshore Terminal Authority
Refunding Revenue Bonds
Loop LLC Project
Series 2019 (Mandatory Put 12/01/23)
09/01/2027	1.650%	1,000,000	992,874
Total			6,863,206
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 1.2%
City of Rockville
Refunding Revenue Bonds
Ingelside at King Farm Project
Series 2017
11/01/2022	5.000%	500,000	501,510
Maryland Community Development Administration
Refunding Revenue Bonds
Social Bonds
Series 2021C
03/01/2029	1.550%	3,240,000	2,978,965
Revenue Bonds
Series 2021B
03/01/2027	0.900%	860,000	792,750
Maryland Economic Development Corp.(b)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
11/12/2028	5.000%	2,000,000	2,159,566
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
University of Maryland Medical System
Series 2020 (Mandatory Put 07/01/25)
07/01/2045	5.000%	1,500,000	1,599,561
State of Maryland Department of Transportation(g)
Refunding Revenue Bonds
Series 2022B
12/01/2027	5.000%	1,205,000	1,373,105
Total			9,405,457
Massachusetts 2.6%
Berkshire Regional Transit Authority
Revenue Notes
RAN Series 2022
07/25/2023	4.000%	5,350,000	5,414,997
Boston Housing Authority
Refunding Revenue Bonds
Series 2020A
10/01/2022	0.600%	535,000	533,755
04/01/2023	0.650%	590,000	584,152
10/01/2023	0.700%	470,000	461,227
City of Lynn
Limited General Obligation Notes
BAN Series 2021
09/01/2022	1.250%	5,000,000	4,999,188
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Berklee College of Music
Series 2016
10/01/2029	5.000%	1,000,000	1,103,849

Columbia Short Duration Municipal Bond Fund | First Quarter Report 2022	7

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund (formerly Columbia Short Term Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019A
07/01/2024	5.000%	260,000	272,615
Massachusetts Educational Financing Authority(b)
Revenue Bonds
Education Loan
Series 2021
07/01/2025	5.000%	750,000	804,761
07/01/2026	5.000%	1,120,000	1,224,465
Senior Series 2020B
07/01/2026	5.000%	1,250,000	1,366,590
Senior Series 2022B
07/01/2025	5.000%	250,000	268,254
07/01/2029	5.000%	825,000	929,862
Senior Revenue Bonds
Series 2019B
07/01/2023	5.000%	500,000	513,407
Massachusetts Housing Finance Agency
Revenue Bonds
Series 2021A-2 (HUD)
06/01/2024	0.400%	500,000	483,155
Massachusetts Port Authority(b)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2026	5.000%	885,000	968,931
Total			19,929,208
Michigan 2.7%
Great Lakes Water Authority Water Supply System
Refunding Revenue Bonds
Senior Lien
Subordinated Series 2018A
07/01/2023	5.000%	800,000	823,296
Michigan Finance Authority
Refunding Revenue Bonds
McLaren Health Care
Series 2021D-1
10/15/2026	0.900%	2,495,000	2,362,648
10/15/2027	1.100%	1,650,000	1,565,404
Revenue Bonds
Variable Bronson Health Care Group
Series 2019 (Mandatory Put 11/15/22)
11/15/2044	3.500%	1,000,000	1,003,750
Michigan Finance Authority(b)
Refunding Revenue Bonds
Student Loan
Series 2014-25A
11/01/2023	3.500%	3,165,000	3,175,705
Revenue Bonds
Student Loan
Series 2014-25A
11/01/2024	3.750%	1,530,000	1,534,777
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan Finance Authority(h)
Refunding Revenue Bonds
Trinity Health
Series 2019 (Mandatory Put 02/01/25)
12/01/2044	5.000%	1,605,000	1,720,961
Michigan State Housing Development Authority
Revenue Bonds
Series 2021A
04/01/2025	0.550%	1,000,000	954,746
Michigan Strategic Fund(b)
Revenue Bonds
Consumers Energy Co. Project
Series 2021 (Mandatory Put 10/08/26)
04/01/2035	0.875%	1,335,000	1,229,450
Green Bonds
Series 2021 (Mandatory Put 10/01/26)
10/01/2061	4.000%	2,000,000	1,998,393
Wayne County Airport Authority(b)
Refunding Revenue Bonds
Junior Lien
Series 2017B
12/01/2022	5.000%	1,100,000	1,110,726
Series 2015F
12/01/2027	5.000%	2,810,000	3,022,839
Total			20,502,695
Minnesota 0.7%
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2022	3.000%	100,000	99,998
08/01/2023	3.000%	200,000	199,319
08/01/2024	3.000%	100,000	99,139
08/01/2025	3.000%	200,000	196,898
08/01/2026	3.000%	250,000	244,007
Minnesota Housing Finance Agency(b)
Refunding Revenue Bonds
Series 2021C (GNMA)
07/01/2023	0.450%	240,000	236,814
01/01/2024	0.600%	375,000	367,530
Revenue Bonds
Series 2020A
07/01/2023	1.350%	190,000	188,900
Series 2020A (GNMA)
07/01/2024	1.450%	120,000	118,387
Series 2020D (GNMA)
07/01/2026	1.650%	365,000	350,276

8	Columbia Short Duration Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund (formerly Columbia Short Term Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020H
01/01/2023	0.550%	190,000	189,147
07/01/2023	0.600%	210,000	207,797
01/01/2024	0.650%	175,000	172,043
07/01/2024	0.700%	190,000	185,453
01/01/2025	0.800%	340,000	329,474
07/01/2025	0.850%	360,000	346,549
Minnesota Rural Water Finance Authority, Inc.
Revenue Notes
Public Projects Construction
Series 2022
12/01/2023	2.625%	1,700,000	1,701,444
Total			5,233,175
Mississippi 0.4%
County of Warren(b)
Refunding Revenue Bonds
International Paper Co. Project
Series 2020 (Mandatory Put 06/16/25)
08/01/2027	1.600%	1,000,000	969,286
Mississippi Business Finance Corp.(b)
Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 06/03/24)
03/01/2027	2.200%	1,250,000	1,234,001
State of Mississippi Gaming Tax
Revenue Bonds
Series 2019A
10/15/2024	5.000%	750,000	798,289
Total			3,001,576
Missouri 0.7%
Kansas City Industrial Development Authority(b)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2028	5.000%	3,810,000	4,259,404
Missouri Development Finance Board
Refunding Revenue Bonds
Crackerneck Creek Project
Series 2021
03/01/2025	5.000%	425,000	445,784
03/01/2026	5.000%	300,000	318,302
Total			5,023,490
Nebraska 0.5%
Central Plains Energy Project
Refunding Revenue Bonds
Project #3
Series 2017A
09/01/2026	5.000%	680,000	731,227
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Project No. 4
Series 2018 (Mandatory Put 01/01/24)
03/01/2050	5.000%	1,000,000	1,031,238
Nebraska Investment Finance Authority
Revenue Bonds
Series 2018C
09/01/2023	2.250%	1,920,000	1,927,066
Total			3,689,531
Nevada 0.5%
City of North Las Vegas
Limited General Obligation Refunding Bonds
Building
Series 2018 (AGM)
06/01/2023	5.000%	1,000,000	1,026,583
City of Sparks(c)
Refunding Revenue Bonds
Sales Tax
Series 2019A
06/15/2024	2.500%	220,000	214,687
County of Clark Department of Aviation(b)
Refunding Revenue Bonds
Junior Subordinated Series 2021B
07/01/2025	5.000%	2,590,000	2,783,654
Total			4,024,924
New Hampshire 0.5%
New Hampshire Business Finance Authority
Refunding Revenue Bonds
Springpoint Senior Living
Series 2021
01/01/2025	4.000%	290,000	293,897
01/01/2026	4.000%	265,000	269,359
New Hampshire Business Finance Authority(a),(b)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2018 (Mandatory Put 07/01/24)
Muni Swap Index Yield + 0.375% 10/01/2033	1.705%	2,000,000	1,941,143
New Hampshire Business Finance Authority(b)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 07/01/24)
07/01/2027	2.150%	1,000,000	990,350
Total			3,494,749

Columbia Short Duration Municipal Bond Fund | First Quarter Report 2022	9

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund (formerly Columbia Short Term Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 6.8%
Garden State Preservation Trust(d)
Revenue Bonds
Capital Appreciation
Series 2003B (AGM)
11/01/2022	0.000%	5,000,000	4,977,406
New Jersey Economic Development Authority(b)
Refunding Revenue Bonds
American Water Co.
Series 2020B (Mandatory Put 06/01/23)
11/01/2034	1.200%	3,000,000	2,974,717
New Jersey-American Water Company, Inc. Project
Series 2020
12/01/2025	0.850%	2,750,000	2,598,851
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2013
03/01/2023	5.000%	2,520,000	2,566,697
Series 2015XX
06/15/2026	4.250%	2,355,000	2,457,315
Series 2017B
11/01/2022	5.000%	2,285,000	2,303,465
Revenue Bonds
Self-Designated Social Bonds
Series 2021
06/15/2023	5.000%	220,000	226,012
06/15/2024	5.000%	600,000	631,211
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Hospital Asset Transformation Program
Series 2017
10/01/2031	5.000%	2,000,000	2,163,329
Hospital Asset Transformation Project
Series 2017
10/01/2026	5.000%	650,000	715,183
RWJ Barnabas Health Obligated Group
Series 2019 (Mandatory Put 07/01/25)
07/01/2042	5.000%	3,370,000	3,622,961
New Jersey Higher Education Student Assistance Authority
Refunding Revenue Bonds
Series 2019A
12/01/2029	2.375%	140,000	140,000
New Jersey Higher Education Student Assistance Authority(b)
Refunding Revenue Bonds
Series 2020A
12/01/2022	5.000%	1,000,000	1,010,922
Revenue Bonds
Senior Series 2016-1A
12/01/2025	5.000%	1,000,000	1,083,471
12/01/2026	5.000%	1,000,000	1,078,140
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-1A
12/01/2027	4.000%	2,040,000	2,072,345
Series 2017-1A
12/01/2023	5.000%	4,125,000	4,285,154
12/01/2024	5.000%	3,750,000	3,983,988
Series 2020B
12/01/2022	5.000%	1,150,000	1,162,561
Senior Revenue Bonds
Series 2022B
12/01/2024	5.000%	885,000	939,183
New Jersey Housing & Mortgage Finance Agency(b)
Refunding Revenue Bonds
Series 2020F (HUD)
04/01/2026	1.500%	3,220,000	3,082,958
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Series 2021A
06/15/2026	5.000%	250,000	273,553
Series 2022AA
06/15/2027	5.000%	3,185,000	3,528,003
Transportation System
Series 2018A
12/15/2023	5.000%	250,000	260,177
Revenue Bonds
Transportation System
Series 2010D
12/15/2023	5.000%	2,375,000	2,471,680
State of New Jersey
Unlimited General Obligation Bonds
COVID-19 Emergency Bonds
Series 2020
06/01/2023	4.000%	1,000,000	1,019,213
Total			51,628,495
New Mexico 0.4%
City of Farmington
Refunding Revenue Bonds
Public Service Co. of New Mexico San Juan Project
Series 2020 (Mandatory Put 06/01/24)
06/01/2040	1.150%	2,000,000	1,941,159
New Mexico Hospital Equipment Loan Council
Revenue Bonds
La Vida Expansion Project
Series 2019
07/01/2024	2.375%	1,000,000	979,877
Total			2,921,036

10	Columbia Short Duration Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund (formerly Columbia Short Term Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York 15.9%
Chautauqua County Capital Resource Corp.
Refunding Revenue Bonds
NRG Energy Project
Series 2020 (Mandatory Put 04/03/23)
04/01/2042	1.300%	5,000,000	4,954,766
City of North Tonawanda
Limited General Obligation Notes
BAN Series 2022
05/18/2023	4.000%	4,894,375	4,958,633
City of Schenectady
Limited General Obligation Notes
BAN Series 2022
05/05/2023	3.500%	4,985,778	5,033,890
County of Madison
Limited General Obligation Notes
BAN Series 2021
11/23/2022	1.500%	2,680,000	2,678,170
County of Montgomery
Limited General Obligation Notes
BAN Series 2021
08/04/2022	1.000%	5,050,000	5,049,802
Dundee Central School District
Unlimited General Obligation Notes
BAN Series 2022
06/23/2023	3.500%	3,500,000	3,542,754
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021
07/01/2025	3.000%	1,725,000	1,663,699
Series 2021B
07/01/2027	4.000%	1,000,000	969,143
Keene Central School District
Unlimited General Obligation Notes
BAN Series 2021
11/18/2022	1.500%	7,600,000	7,595,628
Long Island Power Authority(a)
Refunding Revenue Bonds
Series 2018C (Mandatory Put 10/01/23)
0.7 x 1-month USD LIBOR + 0.750% 05/01/2033	1.949%	1,000,000	1,000,031
Metropolitan Transportation Authority
Refunding Revenue Bonds
Transportation
Subordinated Series 2021 (AGM) (Mandatory Put 04/01/24)
11/01/2032	1.575%	500,000	492,508
Revenue Bonds
Green Bonds
Subordinated Series 2019A (Mandatory Put 11/15/24)
11/15/2048	5.000%	1,000,000	1,051,526
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020A-1
02/01/2023	5.000%	5,750,000	5,839,376
New York City Housing Development Corp.
Revenue Bonds
Sustainability Bonds
Series 2020 (FHA) (Mandatory Put 05/01/25)
11/01/2060	0.700%	4,680,000	4,429,253
Sustainable Development
Series 2021 (FHA) (Mandatory Put 07/01/25)
05/01/2061	0.600%	4,000,000	3,760,718
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2031	1.900%	950,000	805,451
New York State Dormitory Authority(c)
Refunding Revenue Bonds
Garnet Health Medical Center
Series 2017
12/01/2022	5.000%	600,000	605,951
New York Transportation Development Corp.(b)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2026	2.250%	2,500,000	2,384,157
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2023	5.000%	3,450,000	3,559,512
12/01/2025	5.000%	1,400,000	1,493,683
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment Project
Series 2016
07/01/2030	5.000%	1,255,000	1,307,720
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2026	5.000%	2,500,000	2,704,146
Owego Apalachin Central School District
Unlimited General Obligation Notes
BAN Series 2022
06/28/2023	4.000%	3,000,000	3,038,373
Port Authority of New York & New Jersey(b)
Refunding Revenue Bonds
Series 2018-207
09/15/2029	5.000%	5,000,000	5,537,442
Series 2021-223
07/15/2026	5.000%	4,130,000	4,541,382
Series 2021-226
10/15/2026	5.000%	2,670,000	2,950,464
10/15/2027	5.000%	1,625,000	1,823,649
10/15/2028	5.000%	1,750,000	1,981,598

Columbia Short Duration Municipal Bond Fund | First Quarter Report 2022	11

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund (formerly Columbia Short Term Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Consolidated One Hundred Eighty Four
Series 2014-25A
09/01/2028	5.000%	1,275,000	1,339,550
State of New York Mortgage Agency(b)
Refunding Revenue Bonds
Series 2019-221
04/01/2024	1.800%	2,000,000	1,983,153
Social Bonds
Series 2021-232
04/01/2024	5.000%	355,000	369,552
10/01/2024	5.000%	370,000	389,167
Series 2021-235
04/01/2026	1.050%	1,275,000	1,205,140
10/01/2026	1.150%	1,335,000	1,256,173
04/01/2027	1.300%	2,705,000	2,575,395
Revenue Bonds
Social Bonds
Series 2021-240
04/01/2024	0.750%	1,595,000	1,554,394
10/01/2024	0.850%	1,970,000	1,905,030
04/01/2025	0.950%	2,485,000	2,383,751
10/01/2025	1.050%	1,000,000	953,883
04/01/2026	1.200%	1,220,000	1,159,505
Triborough Bridge & Tunnel Authority(a)
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2021 (Mandatory Put 02/01/24)
0.7 x SOFR + 0.380% 01/01/2032	1.908%	1,980,000	1,940,994
Village of Fishkill
Limited General Obligation Notes
BAN Series 2021
10/21/2022	0.750%	6,000,000	5,987,635
Watervliet City School District
Unlimited General Obligation Notes
BAN Series 2022
04/26/2023	3.250%	5,000,000	5,047,485
Windsor Central School District
Unlimited General Obligation Notes
BAN Series 2021
11/01/2022	1.500%	3,950,000	3,948,008
Total			119,752,240
North Carolina 0.9%
City of Charlotte Airport(b)
Refunding Revenue Bonds
Series 2021B
07/01/2025	5.000%	1,345,000	1,451,486
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Eastern Municipal Power Agency(i)
Revenue Bonds
Series 1993 (FGIC)
01/01/2025	3.100%	600,000	574,103
North Carolina Housing Finance Agency
Revenue Bonds
Home Ownership
Series 2021-47 (GNMA)
01/01/2028	1.050%	1,580,000	1,471,357
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2025	5.000%	1,500,000	1,572,091
Series 2018
01/01/2025	5.000%	1,110,000	1,163,348
North Carolina Turnpike Authority(d)
Refunding Revenue Bonds
Series 2016C
07/01/2026	0.000%	780,000	687,170
Total			6,919,555
North Dakota 0.6%
North Dakota Housing Finance Agency(b)
Refunding Revenue Bonds
Social Bonds
Series 2021C
01/01/2024	0.700%	1,800,000	1,768,119
07/01/2024	0.800%	1,685,000	1,644,413
01/01/2025	0.950%	975,000	945,997
Total			4,358,529
Ohio 1.7%
City of Cleveland Airport System(b)
Refunding Revenue Bonds
Series 2019B
01/01/2024	5.000%	1,200,000	1,246,735
Ohio Air Quality Development Authority(b)
Refunding Revenue Bonds
American Electric Power Co. Project
Series 2019 (Mandatory Put 10/01/24)
07/01/2028	2.100%	6,000,000	5,869,920
Duke Energy Corp. Project
Series 2022 (Mandatory Put 06/01/27)
11/01/2039	4.250%	2,500,000	2,576,980
Ohio Turnpike & Infrastructure Commission(g)
Refunding Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2022
02/15/2026	5.000%	1,250,000	1,366,762
02/15/2027	5.000%	1,000,000	1,118,626

12	Columbia Short Duration Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund (formerly Columbia Short Term Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port of Greater Cincinnati Development Authority
Revenue Bonds
Convention Center Hotel Acquisition and Demolition Project
Series 2020A
05/01/2023	3.000%	1,000,000	1,000,484
Total			13,179,507
Oklahoma 0.9%
Oklahoma Development Finance Authority(b)
Revenue Bonds
Gilcrease Expressway West Project
Series 2020
07/06/2023	1.625%	4,600,000	4,531,606
Tulsa Airports Improvement Trust(b)
Prerefunded 06/01/24 Revenue Bonds
Series 2015A (BAM)
06/01/2035	5.000%	1,000,000	1,054,010
06/01/2045	5.000%	1,280,000	1,349,133
Total			6,934,749
Oregon 0.1%
State of Oregon Housing & Community Services Department(h)
Revenue Bonds
Plaza Los Amigos Apartments Project
Series 2022 (Mandatory Put 02/01/25)
02/01/2026	3.000%	500,000	502,772
Pennsylvania 6.2%
Allegheny County Airport Authority(b)
Revenue Bonds
Series 2021A
01/01/2027	5.000%	1,155,000	1,273,445
City of Philadelphia Airport(b)
Refunding Revenue Bonds
Private Activity
Series 2021
07/01/2027	5.000%	4,000,000	4,449,082
Series 2017B
07/01/2026	5.000%	3,360,000	3,670,769
Series 2020C
07/01/2023	5.000%	4,460,000	4,579,590
07/01/2025	5.000%	2,450,000	2,628,171
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System Obligated Group
Series 2020 (Mandatory Put 02/15/27)
04/01/2043	5.000%	3,350,000	3,702,024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2022	4.000%	250,000	250,926
12/01/2023	5.000%	320,000	328,654
Northampton County General Purpose Authority(a)
Revenue Bonds
St. Luke’s University Health Network
Series 2018 (Mandatory Put 08/15/24)
0.7 x 1-month USD LIBOR + 1.040% 08/15/2048	2.239%	1,000,000	1,004,245
Pennsylvania Economic Development Financing Authority(b)
Revenue Bonds
PA Bridges Finco
Series 2015
12/31/2029	5.000%	5,000,000	5,300,420
Pennsylvania Bridges Finco LP - P3 Project
Series 2015
12/31/2024	5.000%	2,450,000	2,571,841
Pennsylvania Higher Education Assistance Agency(b)
Revenue Bonds
Series 2021A
06/01/2027	5.000%	1,315,000	1,441,088
Pennsylvania Housing Finance Agency(b)
Refunding Revenue Bonds
Social Bonds
Series 2021-134B
04/01/2025	5.000%	435,000	463,292
10/01/2025	5.000%	800,000	859,264
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Social Bonds
Series 2021-136
04/01/2026	5.000%	250,000	275,634
04/01/2027	5.000%	750,000	843,231
10/01/2027	5.000%	175,000	198,570
Revenue Bonds
Series 2019-129
10/01/2034	2.950%	1,500,000	1,396,628
Series 2020-132A
04/01/2026	1.450%	1,400,000	1,361,860
10/01/2026	1.500%	1,500,000	1,455,093
Pennsylvania Turnpike Commission(a)
Refunding Revenue Bonds
Series 2018A-1
Muni Swap Index Yield + 0.600% 12/01/2023	1.930%	5,000,000	5,001,460
Pennsylvania Turnpike Commission
Revenue Bonds
Subordinated Series 2021B
12/01/2027	5.000%	700,000	794,300

Columbia Short Duration Municipal Bond Fund | First Quarter Report 2022	13

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund (formerly Columbia Short Term Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Redevelopment Authority of the City of Philadelphia(b)
Refunding Revenue Bonds
Series 2015B
04/15/2027	5.000%	2,010,000	2,138,097
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2023	5.000%	450,000	465,219
Total			46,452,903
Puerto Rico 1.0%
Commonwealth of Puerto Rico(f)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2025	5.375%	4,500,000	4,712,588
Puerto Rico Housing Finance Authority(f)
Refunding Revenue Bonds
Public Housing Project
Series 2020
12/01/2022	5.000%	2,500,000	2,526,050
Total			7,238,638
Rhode Island 0.8%
Rhode Island Housing & Mortgage Finance Corp.(b)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2016
04/01/2026	2.600%	1,235,000	1,239,529
10/01/2026	2.650%	1,575,000	1,581,775
Rhode Island Student Loan Authority(b)
Refunding Revenue Bonds
Series 2018A
12/01/2022	5.000%	1,300,000	1,313,981
Revenue Bonds
Senior Program
Series 2019A
12/01/2023	5.000%	650,000	673,929
12/01/2024	5.000%	875,000	927,547
12/01/2035	2.875%	630,000	626,561
Total			6,363,322
South Carolina 0.7%
Patriots Energy Group Financing Agency
Revenue Bonds
Series 2018A (Mandatory Put 02/01/24)
10/01/2048	4.000%	2,550,000	2,609,481
Patriots Energy Group Financing Agency(a)
Revenue Bonds
Series 2018B (Mandatory Put 02/01/24)
0.7 x 1-month USD LIBOR + 0.860% 10/01/2048	2.007%	1,000,000	986,972
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
01/01/2024	1.500%	1,005,000	998,214
07/01/2024	1.550%	520,000	515,139
Total			5,109,806
Tennessee 0.6%
Memphis-Shelby County Airport Authority(b)
Refunding Revenue Bonds
Series 2020B
07/01/2024	5.000%	2,235,000	2,347,299
Tennergy Corp.
Revenue Bonds
Series 2019A (Mandatory Put 10/01/24)
02/01/2050	5.000%	585,000	615,788
Tennessee Energy Acquisition Corp.
Revenue Bonds
Project
Series 2017A (Mandatory Put 05/01/23)
05/01/2048	4.000%	1,000,000	1,012,523
Series 2006C
02/01/2023	5.000%	790,000	799,317
Total			4,774,927
Texas 1.9%
Atascosa County Industrial Development Corp.
Refunding Revenue Bonds
San Miguel Electric Cooperative, Inc. Project
Series 2020
12/15/2024	5.000%	550,000	580,918
12/15/2026	5.000%	625,000	684,197
Central Texas Regional Mobility Authority
Revenue Bonds
Subordinated Series 2021C
01/01/2027	5.000%	2,000,000	2,166,736
City of Houston Airport System(b)
Refunding Revenue Bonds
Subordinated Series 2018C
07/01/2027	5.000%	1,890,000	2,104,964
City of San Antonio Airport System(b)
Refunding Revenue Bonds
Lien
Subordinated Series 2019A
07/01/2024	5.000%	1,000,000	1,053,135
Fort Bend Independent School District
Unlimited General Obligation Bonds
Series 2019A (Mandatory Put 08/01/22)
08/01/2049	1.950%	830,000	830,000

14	Columbia Short Duration Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund (formerly Columbia Short Term Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Harris County Cultural Education Facilities Finance Corp.(a)
Revenue Bonds
Natus Medical, Inc.
Series 2019 (Mandatory Put 12/04/24)
Muni Swap Index Yield + 0.570% 12/01/2049	1.900%	2,000,000	1,993,132
Irving Hospital Authority
Revenue Bonds
Baylor Scott & White Medical Center
Series 2017
10/15/2022	5.000%	215,000	216,409
La Joya Independent School District
Unlimited General Obligation Refunding Bonds
Series 2013
02/15/2028	5.000%	2,270,000	2,595,981
Port Beaumont Navigation District(b),(c)
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2026	1.875%	700,000	646,413
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Buckner Retirement Services
Series 2017
11/15/2022	5.000%	1,000,000	1,007,909
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding Revenue Bonds
Senior
Series 2021
12/15/2028	5.000%	500,000	548,002
Total			14,427,796
Vermont 0.5%
Vermont Student Assistance Corp.(b)
Revenue Bonds
Student Loan
Senior Series 2018A
06/15/2025	5.000%	1,010,000	1,078,683
06/15/2026	5.000%	1,375,000	1,495,098
Series 2022A
06/15/2028	5.000%	985,000	1,068,582
Total			3,642,363
Virginia 0.7%
Amelia County Industrial Development Authority(b)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2021
04/01/2027	1.450%	1,750,000	1,595,414
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Virginia Hospital Center
Series 2020
07/01/2023	5.000%	740,000	760,183
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster-Canterbury Project
Series 2018
10/01/2023	5.000%	575,000	589,270
Henrico County Economic Development Authority(i)
Revenue Bonds
Registered Savrs
Series 1992 Escrowed to Maturity (AGM)
08/23/2027	1.553%	950,000	950,000
Virginia Small Business Financing Authority
Refunding Revenue Bonds
LifeSpire of Virginia
Series 2021
12/01/2024	3.000%	220,000	218,720
12/01/2025	3.000%	230,000	227,405
12/01/2026	3.000%	235,000	230,680
National Senior Campuses
Series 2020
01/01/2023	5.000%	425,000	429,402
01/01/2024	5.000%	500,000	517,841
Total			5,518,915
Washington 1.7%
Chelan County Public Utility District No. 1(b)
Refunding Revenue Bonds
Series 2020C
07/01/2023	5.000%	990,000	1,019,286
07/01/2024	5.000%	2,155,000	2,277,840
07/01/2025	5.000%	1,170,000	1,266,078
Port of Seattle(b)
Revenue Bonds
Intermediate Lien
Series 2019
04/01/2023	5.000%	2,000,000	2,037,588
Series 2018B
05/01/2023	5.000%	2,000,000	2,042,045
Seattle Housing Authority
Revenue Bonds
Hinoki Apartments Project
Series 2020A
06/01/2023	3.000%	3,000,000	3,029,281

Columbia Short Duration Municipal Bond Fund | First Quarter Report 2022	15

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund (formerly Columbia Short Term Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington State Housing Finance Commission(b)
Refunding Revenue Bonds
Single Family Program
Series 2015
12/01/2022	2.600%	1,030,000	1,032,124
Total			12,704,242
West Virginia 0.2%
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Co. Amos Project
Series 2019 (Mandatory Put 04/01/24)
03/01/2040	2.550%	1,000,000	987,321
West Virginia Hospital Finance Authority
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2023	5.000%	555,000	561,557
Total			1,548,878
Wisconsin 1.7%
City of Milwaukee
Unlimited General Obligation Refunding Bonds
Promissory Notes
Series 2020N-4
04/01/2024	5.000%	1,500,000	1,578,089
Public Finance Authority
Refunding Revenue Bonds
Retirement Housing Foundation
Series 2017
11/15/2022	5.000%	500,000	503,405
Public Finance Authority(b)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2016
05/01/2027	2.875%	5,350,000	5,234,555
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Marshfield Clinic Health System, Inc.
Series 2020 (Mandatory Put 02/15/25)
02/15/2052	5.000%	3,500,000	3,708,899
Revenue Bonds
Aspirus, Inc. Obligation Group
Series 2017
08/15/2022	5.000%	200,000	200,323
08/15/2023	5.000%	205,000	211,728
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Housing & Economic Development Authority
Revenue Bonds
Social Bonds
Series 2021C (GNMA)
03/01/2025	0.700%	425,000	411,536
03/01/2028	1.400%	700,000	658,442
Total			12,506,977
Wyoming 0.1%
Wyoming Community Development Authority(b)
Refunding Revenue Bonds
Series 2020-3
06/01/2023	5.000%	955,000	979,185
Total Municipal Bonds (Cost $687,204,159)			674,208,992

Municipal Short Term 10.0%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 0.8%
California Municipal Finance Authority(b)
Refunding Revenue Bonds
Republic Services, Inc. Project
Series 2021 (Mandatory Put 10/03/22)
07/01/2041	1.880%	6,000,000	5,996,154
Massachusetts 4.2%
Cape Cod Regional Transit Authority
Unlimited General Obligation Notes
RAN Series 2022
07/21/2023	2.530%	4,000,000	4,037,050
Montachusett Regional Transit Authority
Revenue Notes
Regional Transit Authority
Series 2022
07/28/2023	2.620%	4,000,000	4,053,723
Pioneer Valley Transit Authority
Revenue Notes
RAN Series 2022
07/14/2023	2.380%	3,000,000	3,045,517
Southeastern Massachusetts Regional 911 District
Limited General Obligation Notes
Series 2021
10/13/2022	1.620%	5,740,093	5,735,556
Southeastern Regional Transit Authority
Revenue Notes
Series 2021
08/19/2022	1.610%	6,000,000	5,997,907

16	Columbia Short Duration Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund (formerly Columbia Short Term Municipal Bond Fund), July 31, 2022 (Unaudited)
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Town of Orange
Limited General Obligation Notes
Series 2021
08/25/2022	1.630%	8,895,000	8,890,851
Total			31,760,604
New Jersey 0.7%
Township of Pemberton
Unlimited General Obligation Notes
BAN Series 2022
05/31/2023	2.670%	5,000,000	5,053,545
New York 3.6%
Board of Cooperative Educational Services for the Sole Supervisory District
Revenue Notes
RAN Series 2022
06/29/2023	2.310%	4,000,000	4,060,660
City of Long Beach
Limited General Obligation Notes
BAN Series 2022A
02/17/2023	2.740%	5,000,000	4,979,341
County of Chemung
Limited General Obligation Notes
Series 2021
12/29/2022	1.730%	4,275,000	4,270,714
Henrietta Fire District
Limited General Obligation Notes
Series 2022
08/10/2022	1.260%	3,628,688	3,629,499
Pine Valley Central School District
Unlimited General Obligation Notes
BAN Series 2022
06/14/2023	1.930%	4,980,642	5,036,929
Town of Oyster Bay
Limited General Obligation Notes
Series 2022
03/09/2023	2.010%	5,000,000	5,029,118
Total			27,006,261
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Pennsylvania 0.4%
Pennsylvania Economic Development Financing Authority(b)
Revenue Bonds
Republic Services, Inc. Project
Series 2022 (Mandatory Put 01/17/23)
04/01/2049	2.350%	3,250,000	3,250,552
Texas 0.3%
Mission Economic Development Corp.(b)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2020 (Mandatory Put 06/01/22)
07/01/2040	2.100%	2,500,000	2,499,698
Total Municipal Short Term (Cost $75,648,249)			75,566,814

Money Market Funds 0.2%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.986%(j)	88,147	88,138
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.001%(j)	1,109,854	1,109,854
Total Money Market Funds (Cost $1,197,992)		1,197,992
Total Investments in Securities (Cost $769,050,400)		755,973,798
Other Assets & Liabilities, Net		(469,532)
Net Assets		$755,504,266

At July 31, 2022, securities and/or cash totaling $349,849 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(250)	09/2022	USD	(28,431,641)	—	(894,544)
Columbia Short Duration Municipal Bond Fund | First Quarter Report 2022	17

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund (formerly Columbia Short Term Municipal Bond Fund), July 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown was the current rate as of July 31, 2022.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2022, the total value of these securities amounted to $9,736,956, which represents 1.29% of total net assets.
(d)	Zero coupon bond.
(e)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2022.
(f)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2022, the total value of these securities amounted to $10,292,973, which represents 1.36% of total net assets.
(g)	Represents a security purchased on a when-issued basis.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2022.
(i)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(j)	The rate shown is the seven-day current annualized yield at July 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	Department of Housing and Urban Development
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
18	Columbia Short Duration Municipal Bond Fund | First Quarter Report 2022

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